Investment Portfolio	as of February 28, 2021 (Unaudited)
DWS Strategic High Yield Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 96.6%
Alabama 0.5%
Jefferson County, AL, Sewer Revenue, Series C, Step-up Coupon, 0% to 10/1/2023, 6.9% to 10/1/2050, INS: AGMC	5,000,000	5,049,400
Arizona 3.5%
Arizona, State Industrial Development Authority, 3rd Tier Great Lakes Senior Living Revenue Communities Project:
Series C, 144A, 5.0%, 1/1/2049	1,300,000	937,599
Series C, 144A, 5.5%, 1/1/2054	2,700,000	2,064,933
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	2,760,000	2,989,880
Arizona, State Industrial Development Authority, Education Revenue, BASIS School Projects:
Series G, 144A, 5.0%, 7/1/2047	1,000,000	1,112,060
Series D, 144A, 5.0%, 7/1/2051	1,035,000	1,148,467
Series G, 144A, 5.0%, 7/1/2051	550,000	610,297
Series A, 144A, 5.25%, 7/1/2047	1,000,000	1,107,960
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Benjamin Franklin Charter School Project, Series A, 144A, 6.0%, 7/1/2052	1,000,000	1,167,390
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	1,490,000	1,673,121
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Revenue, Series A, 4.0%, 7/1/2045	6,500,000	6,939,920
Phoenix, AZ, Industrial Development Authority, Education Facility Revenue, Leman Academy of Excellence, ORO Valley Project:
Series A, 144A, 5.0%, 7/1/2038	1,380,000	1,422,352
Series A, 144A, 5.25%, 7/1/2048	1,750,000	1,802,867
Phoenix, AZ, Industrial Development Authority, Student Housing Revenue, Downtown Phoenix Student Housing LLC:
Series A, 5.0%, 7/1/2037	2,000,000	2,265,600
Series A, 5.0%, 7/1/2042	2,000,000	2,237,600
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
144A, 5.0%, 6/15/2047	655,000	666,142
144A, 5.0%, 6/15/2049	1,030,000	1,080,686
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project, 5.0% , 6/15/2052	2,285,000	2,344,737
Tempe, AZ, Industrial Development Authority Revenue, Tempe Life Care Village, Inc.:
Series A, 6.25%, 12/1/2042	1,535,000	1,562,001
Series A, 6.25%, 12/1/2046	1,400,000	1,423,576
		34,557,188
Arkansas 0.4%
Arkansas, State Development Finance Authority Industrial Development Revenue, Big River Steel Project, 144A, 4.75%, 9/1/2049	4,000,000	4,384,120

California 7.1%
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	4,800,000	5,436,528
California, County Tobacco Securitization Agency, Tobacco Settle Revenue, Series B-2, Zero Coupon, 6/1/2055	15,000,000	2,868,150
California, CSCDA Community Improvement Authority, Jefferson Anaheim Social Bonds, Series A-2, 144A, 3.125%, 8/1/2056	3,335,000	3,068,200
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A-1, 5.0%, 6/1/2047	1,125,000	1,163,790
Series A-2, 5.0%, 6/1/2047	5,075,000	5,249,986
California, Irvine Ranch Water District Revenue, Series A, 0.01% (a), 3/1/2021, LOC: U.S. Bank NA	100,000	100,000
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	1,145,000	1,306,720
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	8,750,000	13,467,300
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	2,630,000	2,689,228
4.0%, 9/1/2046	4,895,000	5,113,317
California, State General Obligation:
Series A-2, 0.01% (a), 3/1/2021, LOC: Bank of Montreal	230,000	230,000
Series B-2, 0.01% (a), 3/1/2021, LOC: Citibank NA	200,000	200,000
California, State Health Facilities Financing Authority Revenue, Adventist Health System, Series B, 0.01% (a), 3/1/2021, LOC: U.S. Bank NA	300,000	300,000
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project, Series A, AMT, 5.0%, 12/31/2047	2,075,000	2,436,527
California, State Municipal Finance Authority Revenue, NorthBay Healthcare, Series A, 5.25%, 11/1/2047	2,135,000	2,411,611
California, State School Finance Authority, Educational Facilities Revenue, River Springs Charter School Project, Series A, 144A, 6.375%, 7/1/2046	2,000,000	2,267,760
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 144A, 5.25%, 12/1/2056	5,515,000	6,173,491
California, Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue, Series B-2, Zero Coupon, 6/1/2060	16,675,000	3,920,793
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023, GTY: Merrill Lynch & Co.	620,000	700,166
Long Beach, CA, Carnival Cruise Terminal Financing, 144A, 7.282%, 11/1/2030, GTY: Carnival Corp.	1,700,000	1,681,521
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	2,850,000	3,106,813
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	3,250,000	3,386,532
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	3,555,000	3,938,798
Southern California, Public Power Authority, Magnolia Power Project, Series A-20, 0.01% (a), 3/1/2021, LOC: U.S. Bank NA	300,000	300,000
		71,517,231
Colorado 3.2%
Colorado, Brighton Crossing Metropolitan District No. 6 Ltd., Series A, 5.0%, 12/1/2050	1,000,000	1,050,350
Colorado, Broadway Park North Metropolitan District No. 2:
144A, 5.0%, 12/1/2040	1,100,000	1,193,940
144A, 5.0%, 12/1/2049	1,275,000	1,374,552
Colorado, Broadway Station Metropolitan District No. 3, Step-up Coupon, 0% to 12/1/2027, 7.5% to 12/1/2049	2,000,000	1,318,780
Colorado, High Performance Transportation Enterprise Revenue, C-470 Express Lanes, 5.0%, 12/31/2056	2,275,000	2,544,133
Colorado, North Range Metropolitan District No. 3, 5.25%, 12/1/2050	1,667,000	1,799,793

Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	6,365,000	7,943,202
Colorado, State Health Facilities Authority Revenue, Christian Living Community, 6.375%, 1/1/2041	1,615,000	1,659,299
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-2, 4.0%, 8/1/2049	2,000,000	2,209,660
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group, Series A, 5.0%, 12/1/2043	1,630,000	1,865,991
Colorado, Trails At Crowfoot Metropolitan District No. 3, Series A, 5.0%, 12/1/2049	1,000,000	1,059,070
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2033	500,000	573,630
5.0%, 12/1/2034	1,000,000	1,143,760
5.0%, 12/1/2040	2,060,000	2,324,422
Denver, CO, Health & Hospital Authority, Certificate of Participations, 5.0%, 12/1/2048	1,170,000	1,381,630
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 5.25% , 12/1/2039	2,365,000	2,532,282
		31,974,494
Connecticut 0.3%
Connecticut, Mashantucket Western Pequot Tribe Bond, 6.05%, 7/1/2031 PIK* (b)	19,814,420	1,287,937
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	870,000	1,003,780
Connecticut, State Health & Educational Facilities Authority Revenue, Sacred Heart University, Series K, 4.0%, 7/1/2045	1,030,000	1,148,533
		3,440,250
District of Columbia 1.8%
District of Columbia, Latin American Montessori Bilingual Public Charter School, 5.0%, 6/1/2050	4,870,000	5,549,949
District of Columbia, Metropolitan Airport Authority, Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	3,090,000	3,401,565
District of Columbia, Rocketship Obligated Group, Series A, 144A, 5.0%, 6/1/2061	1,500,000	1,665,570
District of Columbia, Two Rivers Public Charter School, Inc.:
5.0%, 6/1/2050	1,825,000	2,090,172
5.0%, 6/1/2055	1,530,000	1,739,687
District of Columbia, Water & Sewer Authority, Public Utility Revenue, Green Bond, Series A, 4.0%, 10/1/2049	3,375,000	3,874,129
		18,321,072
Florida 6.7%
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 144A, 8.125%, 5/15/2044* (b)	2,310,000	1,787,362
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	230,000	274,390
Series A-1, 5.0%, 10/1/2033	230,000	273,321
Series A-1, 5.0%, 10/1/2034	230,000	272,470
Series A-1, 5.0%, 10/1/2035	115,000	135,810
Florida, Capital Projects Finance Authority, Student Housing Revenue, Capital Projects Loan Program, Series A-2, 4.0%, 10/1/2024	3,700,000	3,691,897
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	1,840,000	2,011,801
Florida, Capital Trust Agency, Senior Living Revenue, American Eagle Portfolio Project, Series A-1, 5.875%, 7/1/2054* (b)	2,845,000	2,364,906
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 5.0%, 6/15/2050	1,105,000	1,240,517
Series A, 5.0%, 6/15/2055	960,000	1,071,514

Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Brightline Passenger Rail Project, Series B, 144A, AMT, 7.375%, 1/1/2049	1,750,000	1,698,725
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375% (c), 1/1/2049	1,740,000	1,692,028
Series A, 144A, AMT, 6.5% (c), 1/1/2049	1,905,000	1,827,847
Florida, Higher Educational Facilities Financing Authority Revenue, Ringling College Project:
5.0%, 3/1/2029	980,000	1,131,998
5.0%, 3/1/2032	1,110,000	1,265,012
5.0%, 3/1/2034	1,195,000	1,354,222
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	8,555,000	9,673,310
Florida, State Development Finance Corp., Learning Gate Community School Project:
Series A, 5.0%, 2/15/2038	500,000	552,495
Series A, 5.0%, 2/15/2048	1,150,000	1,262,424
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, Series A, 4.0%, 10/1/2044	1,395,000	1,492,190
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institution of Technology, 4.0%, 10/1/2049	1,905,000	2,027,358
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	1,750,000	1,985,252
Florida, State Mid-Bay Bridge Authority, Series A, 5.0%, 10/1/2035	1,030,000	1,176,157
Florida, Village Community Development District No. 09, Special Assessment Revenue, 5.5%, 5/1/2042	1,240,000	1,281,056
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	2,425,000	2,663,305
144A, 4.375%, 5/1/2050	2,035,000	2,234,756
Florida, Village Community Development District No. 9, Special Assessment Revenue, 7.0%, 5/1/2041	1,375,000	1,390,194
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, JetBlue Airways Corp. Project, 5.0%, 11/15/2026	3,500,000	3,721,305
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	3,661,385
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project:
Series A, 144A, 5.0%, 1/15/2049	825,000	894,143
Series A, 144A, 5.0%, 1/15/2054	850,000	918,077
Osceola County, FL, Transportation Revenue:
Series A-2, Zero Coupon, 10/1/2049	3,400,000	1,260,788
Series A-2, Zero Coupon, 10/1/2051	4,775,000	1,630,471
Series A-2, Zero Coupon, 10/1/2054	4,570,000	1,387,041
Seminole County, FL, Industrial Development Authority, Legacy Pointe At UCF Project:
Series A, 5.25%, 11/15/2039	445,000	434,605
Series A, 5.5%, 11/15/2049	3,635,000	3,522,569
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	1,210,000	1,317,266
		66,579,967
Georgia 2.0%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, Prerefunded, 6.375%, 5/15/2043	4,000,000	4,526,440
Atlanta, GA, Development Authority Revenue Bonds:
Series A-1, 5.0%, 7/1/2032	1,650,000	1,860,919
Series A-1, 5.0%, 7/1/2033	2,595,000	2,919,868
Series A-1, 5.0%, 7/1/2034	2,320,000	2,605,360

Atlanta, GA, Tax Allocation, Beltline Project:
Series B, 5.0%, 1/1/2029	3,450,000	4,142,277
Series B, 5.0%, 1/1/2030	1,715,000	2,045,635
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A, 5.5%, 8/15/2054	1,820,000	2,084,646
		20,185,145
Illinois 8.0%
Chicago, IL, Board of Education:
Series B, 4.0%, 12/1/2035	2,500,000	2,582,800
Series A, 5.0%, 12/1/2033	740,000	879,016
Series A, 5.0%, 12/1/2041	3,930,000	4,012,962
Series H, 5.0%, 12/1/2046	1,690,000	1,924,893
Series A, 5.5%, 12/1/2039	2,900,000	2,973,805
Series E, 6.038%, 12/1/2029	1,500,000	1,762,395
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2036	1,000,000	1,069,110
Series A, 5.0%, 1/1/2044	4,000,000	4,540,560
Series B, 5.432%, 1/1/2042	3,885,000	4,267,867
Series A, 5.5%, 1/1/2049	2,425,000	2,818,650
Series A, 6.0%, 1/1/2038	2,180,000	2,584,543
Series B, 6.314%, 1/1/2044	2,500,000	3,017,575
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	1,185,000	1,373,782
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Series A, 4.0%, 12/1/2050	1,400,000	1,545,936
Series A, 4.0%, 12/1/2055	1,390,000	1,532,753
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project:
Series A, Zero Coupon, 12/15/2052, INS: AGMC	7,000,000	2,563,540
Series B, 5.0%, 6/15/2042	1,500,000	1,815,330
Series A, 5.0%, 6/15/2050	1,365,000	1,622,002
Series B, 5.0%, 6/15/2052	4,435,000	4,594,350
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045	7,935,000	5,554,500
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, Prerefunded, 5.0%, 5/15/2041	4,265,000	4,511,858
Illinois, State General Obligation:
Series A, 5.0%, 10/1/2033	4,970,000	5,766,442
Series B, 5.0%, 10/1/2033	3,150,000	3,654,788
5.0%, 11/1/2034	1,500,000	1,680,405
5.0%, 1/1/2035	300,000	330,888
Series A, 5.0%, 5/1/2035	2,295,000	2,633,421
5.0%, 5/1/2039	2,600,000	2,782,468
Series A, 5.0%, 12/1/2042	3,610,000	4,042,695
5.75%, 5/1/2045	1,470,000	1,797,531
		80,236,865
Indiana 1.4%
Indiana, State Finance Authority Revenue, Educational Facilities, Rock Creek Community Academy Inc., Project:
Series A, 144A, 5.875%, 7/1/2038	1,340,000	1,478,489
Series A, 144A, 6.125%, 7/1/2048	3,660,000	4,033,613
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	2,290,000	2,460,513
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	5,000,000	5,830,650
		13,803,265

Iowa 0.9%
Iowa, Finance Authority, Educational Facility Revenue, Holy Family Catholic School Project, 0.02% (a), 3/1/2021, LOC: U.S. Bank NA	600,000	600,000
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Des Moines University Project:
4.0%, 10/1/2045	2,135,000	2,347,753
4.0%, 10/1/2050	3,075,000	3,354,640
Iowa, State Higher Education Loan Authority, Loras College, 0.02% (a), 3/1/2021, LOC: Bank of America NA	300,000	300,000
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	2,500,000	2,452,500
		9,054,893
Kansas 0.2%
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	1,520,000	1,562,530
Kentucky 1.4%
Columbia, KY, Educational Development Revenue, Lindsey Wilson College Project, 5.0%, 12/1/2033	2,560,000	2,875,136
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	7,195,000	7,924,933
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	1,275,000	1,367,272
Series A, 5.25%, 6/1/2041	1,915,000	2,122,547
		14,289,888
Louisiana 0.2%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	710,000	810,976
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, Prerefunded, 5.0%, 5/15/2047	10,000	12,102
Shreveport, LA, Water & Sewer Revenue, Junior Lien, Series B, 4.0%, 12/1/2044, INS: AGMC	1,000,000	1,120,210
		1,943,288
Maine 0.9%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, Prerefunded, 6.75%, 7/1/2036	9,000,000	9,194,670
Maryland 1.7%
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2050	310,000	364,814
5.0%, 7/1/2056	540,000	632,583
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 6.125%, 1/1/2036	3,250,000	3,406,910
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	11,080,000	12,970,913
		17,375,220
Massachusetts 0.4%
Massachusetts, Development Finance Agency Revenue, 5.0%, 7/1/2047	1,250,000	1,416,350
Massachusetts, State Development Finance Agency Revenue, Boston University Issue, Series U-6E, 0.02% (a), 3/1/2021, LOC: TD Bank NA	100,000	100,000

Massachusetts, State Development Financing Agency, College of the Holy Cross, Series A, 0.01% (a), 3/1/2021, LOC: Bank of America NA	200,000	200,000
Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	2,000,000	2,037,020
		3,753,370
Michigan 1.6%
Kentwood, MI, Economic Development Corp., Limited Obligation, Holland Home, 5.625%, 11/15/2041	3,750,000	3,879,225
Michigan, Finance Authority Higher Facilities, Ltd. Obligation Revenue, Kettering University Project:
4.0%, 9/1/2045	1,775,000	1,935,247
4.0%, 9/1/2050	1,660,000	1,801,631
Michigan, Finance Authority Revenue, Tobacco Settlement Asset Backed Senior Capital Appreciation Bonds, Series B-2, Zero Coupon, 6/1/2065	40,000,000	4,941,600
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department:
Series C-3, 5.0%, 7/1/2033, INS: AGMC	1,820,000	2,073,381
Series C, 5.0%, 7/1/2035	910,000	1,063,535
		15,694,619
Minnesota 0.9%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	1,000,000	1,173,000
Series A, 5.0%, 2/15/2053	2,815,000	3,283,613
Minnesota, State Housing Finance Agency, Series E, 3.5%, 7/1/2050	1,610,000	1,777,843
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	2,940,000	2,891,137
		9,125,593
Mississippi 0.7%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	5,857,995
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 5.375%, 12/1/2035	1,000,000	1,032,090
		6,890,085
Missouri 1.7%
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project:
Series B, 144A, 5.0%, 2/1/2040	1,300,000	1,380,223
Series B, 144A, 5.0%, 2/1/2050	3,605,000	3,805,150
Series A, 144A, 6.25%, 4/15/2049	3,750,000	3,396,412
Lee's Summit, MO, Industrial Development Authority, Senior Living Facilities Revenue, John Knox Village Project:
Series A, 5.0%, 8/15/2046	2,500,000	2,648,450
Series A, 5.0%, 8/15/2051	1,000,000	1,056,030
Series A, 5.25%, 8/15/2039	1,710,000	1,807,641
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	665,000	735,251
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	2,275,000	2,167,142
		16,996,299

Nevada 0.4%
Nevada, Tahoe Douglas Visitors Authority, Stateline Revenue:
5.0%, 7/1/2040	1,000,000	1,138,520
5.0%, 7/1/2045	1,000,000	1,121,650
5.0%, 7/1/2051	1,000,000	1,120,950
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	4,500,000	697,005
		4,078,125
New Hampshire 0.2%
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037* (b)	900,000	675,000
Series A, 144A, 6.25%, 7/1/2042* (b)	1,090,000	817,500
		1,492,500
New Jersey 4.3%
New Jersey, Economic Development Authority, Self Designated Social Bonds:
Series QQQ, 4.0%, 6/15/2046	190,000	206,720
Series QQQ, 4.0%, 6/15/2050	190,000	205,939
New Jersey, Healthcare Facilities Financing Authority Revenue, Virtua Health, Series C, 0.02% (a), 3/1/2021, LOC: JPMorgan Chase Bank NA	225,000	225,000
New Jersey, State Covid-19 General Obligation Emergency Bonds:
Series A, 4.0%, 6/1/2030	860,000	1,023,856
Series A, 4.0%, 6/1/2031	860,000	1,032,163
Series A, 4.0%, 6/1/2032	415,000	502,648
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2028	450,000	468,333
Series BBB, 5.5%, 6/15/2030	8,975,000	10,761,294
New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039	3,645,000	3,631,732
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040	1,625,000	1,608,490
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	880,000	1,021,143
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	2,500,000	2,794,475
New Jersey, State Health Care Facilities Financing Authority, 5.0%, 10/1/2038	4,000,000	4,601,640
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	1,820,000	2,040,420
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 3.25%, 12/1/2039	1,500,000	1,522,500
Series B, AMT, 3.5%, 12/1/2039	1,800,000	1,851,462
New Jersey, State Transportation Trust Fund Authority:
Series AA, 4.0%, 6/15/2045	865,000	942,366
Series AA, 4.0%, 6/15/2050	960,000	1,040,535
New Jersey, State Turnpike Authority Revenue, Series A, 4.0%, 1/1/2051	7,000,000	8,023,820
		43,504,536
New Mexico 0.4%
New Mexico, State Mortgage Finance Authority, “I” , Series D, 3.25%, 7/1/2044	3,485,000	3,632,206
New York 6.7%
Buffalo & Erie County, NY, Industrial Land Development Corp., D'Youville College Project, Series A, 4.0%, 11/1/2050	2,500,000	2,678,825
Dutchess County, NY, Local Development Corp., Bard College Project, Series A, 144A, 5.0%, 7/1/2051	380,000	441,438

Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	3,750,000	4,077,150
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	455,000	496,419
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2033	1,500,000	1,795,980
Series C-1, 5.0%, 11/15/2050	1,320,000	1,554,181
Series A-1, 5.0%, 11/15/2051	8,150,000	9,268,506
Series C-1, 5.25%, 11/15/2055	3,960,000	4,756,356
New York, Metropolitan Transportation Authority Revenue, Green Bond:
Series D-2, 4.0%, 11/15/2048	3,500,000	3,828,195
Series D-3, 4.0%, 11/15/2049	1,000,000	1,093,300
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 144A, 5.0%, 12/1/2045	1,000,000	1,102,700
New York, State Housing Finance Agency Revenue, 160 Madison Avenue LLC, Series B, 0.04% (a), 3/1/2021, LOC: Landesbank Hessen-Thuringen	200,000	200,000
New York, State Liberty Development Corp. Revenue, World Trade Center, “1-3” , 144A, 5.0%, 11/15/2044	2,000,000	2,175,700
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 5.25%, 8/1/2031	2,800,000	3,364,032
AMT, 5.375%, 8/1/2036	900,000	1,069,272
New York, Transportation Development Corp., Special Facilities Revenue, Laguardia Airport Terminal C & D Redevelopment Project, AMT, 4.375%, 10/1/2045	1,500,000	1,719,000
New York, TSASC, Inc.:
Series A, 5.0%, 6/1/2041	595,000	686,844
Series B, 5.0%, 6/1/2048	8,800,000	9,473,112
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue:
Series E-1, 2.8%, 11/1/2034	5,000,000	5,236,400
Series E-1, 3.0%, 11/1/2039	3,000,000	3,130,350
New York Counties, NY, Tobacco Trust IV, Series F, Zero Coupon, 6/1/2060	150,000,000	6,783,000
New York, NY, General Obligation, Series I-4, 0.03% (a), 3/1/2021, LOC: TD Bank NA	300,000	300,000
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028* (b)	2,125,000	1,593,750
		66,824,510
North Carolina 0.2%
North Carolina, State Housing Finance Agency, Series 42, 4.0%, 1/1/2050	2,035,000	2,260,661
North Dakota 0.2%
Grand Forks, ND, Health Care System Revenue, Altru Health System, 5.0%, 12/1/2032	2,000,000	2,031,700
Ohio 4.3%
Buckeye, OH, Tobacco Settlement Financing Authority:
Class 2, Series B-3, Zero Coupon, 6/1/2057	20,000,000	2,998,800
“2”, Series B-2, 5.0%, 6/1/2055	4,625,000	5,207,704
Centerville, OH, Health Care Revenue, Graceworks Lutheran Services, 5.25%, 11/1/2047	2,480,000	2,591,724
Cleveland-Cuyahoga County, OH, Port Authority Cultural Facility Revenue, Playhouse Square Foundation Project, 5.5%, 12/1/2053	7,140,000	7,592,176
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2051	1,270,000	1,365,618
Series A, 5.0%, 1/1/2052	1,000,000	1,086,690
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	10,345,000	11,951,993

Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
AMT, 144A, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	725,000	802,198
AMT, 144A, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	3,115,000	3,464,316
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	6,000,000	6,252,000
Ohio, State Hospital Revenue, University Hospital Health System, Series A, 0.02% (a), 3/1/2021, LOC: PNC Bank NA	150,000	150,000
		43,463,219
Oklahoma 0.8%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.5%, 8/15/2052	1,635,000	1,932,227
Series B, 5.5%, 8/15/2057	4,235,000	4,993,869
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, 5.25%, 11/15/2045	1,175,000	1,284,428
		8,210,524
Oregon 0.0%
Clackamas County, OR, Hospital Facilities Authority Revenue, Mary's Woods at Marylhurst, Inc. Project, Series A, 5.0%, 5/15/2038	195,000	207,408
Pennsylvania 3.8%
Bucks County, PA, Industrial Development Authority, Hospital Revenue, Grant View Hospital Project:
4.0%, 7/1/2046 (d)	800,000	842,416
4.0%, 7/1/2051 (d)	1,000,000	1,053,160
Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Graystone Neighborhood Improvement Project, 144A, 5.125%, 3/1/2048	499,000	512,119
Doylestown, PA, Hospital Authority Revenue, Series A, 5.0%, 7/1/2049	2,235,000	2,488,494
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	900,000	973,332
5.25%, 7/1/2041	900,000	970,668
Pennsylvania, Economic Development Finance Authority, U.S. Airways Group, Series B, 8.0%, 5/1/2029, GTY: American Airlines, Inc.	985,000	990,221
Pennsylvania, Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply LLC, Series A-RE, 6.4%, 12/1/2038	5,000,000	4,409,800
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue, Series A, AMT, 2.45%, 6/1/2041	5,150,000	4,778,737
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP, 5.0%, 12/31/2034	8,005,000	9,359,846
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 132A, 3.5%, 4/1/2051	1,705,000	1,848,714
Pennsylvania, State Turnpike Commission Revenue:
Series A, 4.0%, 12/1/2043	3,800,000	4,373,230
Series A, 4.0%, 12/1/2044	660,000	756,406
Series A, 4.0%, 12/1/2045	220,000	251,475
Series A, 4.0%, 12/1/2046	440,000	495,317
Series A, 4.0%, 12/1/2050	3,500,000	3,927,000
Series A-1, 5.0%, 12/1/2041	20,000	23,236
		38,054,171
South Carolina 2.9%
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	3,703,000	3,707,036
South Carolina, State Jobs-Economic Development Authority, Hospital Revenue, Conway Hospitals, Inc., 5.25%, 7/1/2047	2,290,000	2,609,592

South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	10,360,000	12,130,939
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	8,890,000	10,214,521
		28,662,088
Tennessee 1.1%
Metropolitan Nashville, TN, Airport Authority Revenue, Series B, AMT, 4.0%, 7/1/2054	1,500,000	1,661,040
Nashville & Davidson County, TN, Metropolitan Development & Housing Agency, Tax Increment Revenue, Fifth Broadway Development District, 144A, 5.125%, 6/1/2036	900,000	1,015,569
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	8,000,000	8,102,480
		10,779,089
Texas 8.5%
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	4,132,100
Zero Coupon, 1/1/2032	3,500,000	2,709,420
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Series A, 5.75%, 8/15/2038	2,810,000	3,221,890
Series D, 6.125%, 8/15/2048	4,485,000	5,159,903
Houston, TX, Airport System Revenue, Special Facilities United Airlines, Inc., Airport Improvement Projects, Series C, AMT, AMT, 5.0%, 7/15/2027	3,000,000	3,495,720
Houston, TX, Airport Systems Revenue, Special Facilities Continental Airlines, Inc. Terminal Projects, AMT, 6.625%, 7/15/2038	2,000,000	2,055,300
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	7,000,000	8,542,520
Newark, TX, Higher Education Finance Corp., Education Revenue, Austin Achieve Public School, Inc., 5.0%, 6/15/2048	1,440,000	1,482,638
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	8,000,000	8,003,440
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	1,575,000	1,710,718
Tarrant County, TX, Cultural Education Facilities Finance Corp., Baylor Health Care System Project, Series C, 0.03% (a), 3/1/2021, LOC: TD Bank NA	630,000	630,000
Temple, TX, Tax Increment, Reinvestment Zone No. 1, Series A, 144A, 5.0%, 8/1/2038	2,830,000	3,097,888
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	7,445,000	7,558,015
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	3,550,000	3,743,759
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Presbyterian Village North Project:
5.0%, 10/1/2039	1,820,000	1,895,639
Series A, 5.25%, 10/1/2055	8,000,000	8,329,680
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053	6,605,000	5,829,771
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien Revenue, Infrastructure Group LLC, I-635 Managed Lanes Project:
Series A, 4.0%, 6/30/2038	380,000	434,515
Series A, 4.0%, 12/31/2038	380,000	433,804
Series A, 4.0%, 6/30/2039	290,000	331,163
Series A, 4.0%, 12/31/2039	335,000	381,143
Series A, 4.0%, 6/30/2040	275,000	312,411

Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	7,615,000	8,942,294
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	2,220,000	2,522,808
		84,956,539
Utah 1.2%
Utah, Infrastructure Agency Telecommunication Revenue:
4.0%, 10/15/2041	600,000	674,148
Series 2019, 4.0%, 10/15/2042	2,350,000	2,615,879
Utah, State Charter School Finance Authority, St. George Campus Project, Series A, 144A, 5.0%, 6/15/2052	1,130,000	1,209,687
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	6,490,000	7,007,448
		11,507,162
Virginia 2.3%
Prince William County, VA, Industrial Development Authority, Residential Care Facilities, Westminster at Lake Ridge:
5.0%, 1/1/2037	1,000,000	1,037,270
5.0%, 1/1/2046	1,530,000	1,563,247
Roanoke County, VA, Economic Development Authority, RSDL Care Facilities Revenue, Richfield Living:
Series 2020, 5.0%, 9/1/2050	1,740,000	1,690,358
Series A, 5.375%, 9/1/2054	1,500,000	1,509,660
Virginia, Marquis Community Development Authority Revenue:
Series C, Zero Coupon, 9/1/2041	7,906,000	421,073
144A, Step-up Coupon, 0% to 9/1/2021, 7.5% to 9/1/2045	1,640,000	836,400
Series B, 5.625%, 9/1/2041	5,332,000	2,741,448
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	1,400,000	1,507,688
144A, 5.0%, 9/1/2045	4,100,000	4,405,245
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2052	5,250,000	6,060,075
Virginia, State Small Business Financing Authority Revenue, Elizabeth River Crossings LLC Project, 6.0%, 1/1/2037	1,640,000	1,738,613
		23,511,077
Washington 3.9%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital:
5.0%, 12/1/2037	1,025,000	1,063,960
5.0%, 12/1/2046	2,000,000	2,042,820
Washington, Port of Seattle Revenue, AMT, 5.0%, 4/1/2044	2,000,000	2,378,580
Washington, Port of Seattle, Industrial Development Corp., Special Facilities- Delta Airlines, AMT, 5.0%, 4/1/2030	2,000,000	2,140,500
Washington, State Convention Center Public Facilities District:
5.0%, 7/1/2043	3,835,000	4,450,364
5.0%, 7/1/2048	5,000,000	5,764,100
5.0%, 7/1/2058	2,500,000	2,866,150
Washington, State Higher Education Facilities Authority, Seattle University Project:
4.0%, 5/1/2045	3,950,000	4,415,350
4.0%, 5/1/2050	1,020,000	1,135,433
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project:
Series A, 144A, 5.0%, 1/1/2051	2,500,000	2,584,900
Series A, 144A, 7.375%, 1/1/2044	6,000,000	6,430,080

Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	775,000	806,775
Series A, 144A, 5.0%, 7/1/2048	1,735,000	1,776,571
Series A, 144A, 5.0%, 7/1/2053	1,125,000	1,148,445
		39,004,028
West Virginia 0.1%
West Virginia, State Economic Development Authority, Arch Resources Project, Series A, AMT, 4.125% (c), 7/1/2045 (d)	1,215,000	1,218,997
Wisconsin 3.3%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	4,000,000	4,357,360
Series B, 5.0%, 7/1/2048	910,000	934,333
Wisconsin, Public Finance Authority, Apartment Facilities Revenue, Senior Obligation Group, AMT, 5.0%, 7/1/2042	3,500,000	3,632,790
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	2,000,000	2,125,080
5.0%, 7/1/2052	910,000	965,437
Wisconsin, Public Finance Authority, Education Revenue, North Carolina Leadership Academy, 144A, 5.0%, 6/15/2049	520,000	555,766
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 4.0%, 10/1/2049	5,000,000	5,424,800
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	635,000	639,515
144A, 5.75%, 5/1/2054	5,620,000	5,641,300
Wisconsin, Public Finance Authority, Senior Living Revenue, Mary's Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2047	4,545,000	4,846,743
Wisconsin, State Health & Educational Facilities Authority Revenue, Benevolent Corp. Cedar Community Project:
5.0%, 6/1/2037	1,970,000	2,117,021
5.0%, 6/1/2041	1,910,000	2,035,200
		33,275,345
Guam 0.6%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.0%, 7/1/2040	1,040,000	1,197,550
Series A, 5.0%, 1/1/2050	655,000	789,268
Guam, International Airport Authority Revenue:
Series C, AMT, 6.25%, 10/1/2034	500,000	535,830
Series C, AMT, 6.375%, 10/1/2043	1,610,000	1,719,480
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	800,000	930,928
Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2034	1,200,000	1,249,836
		6,422,892
Puerto Rico 5.9%
Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 5.25%, 7/1/2029	1,000,000	1,052,710
Puerto Rico, Commonwealth Aqueduct and Sewer Authority:
Series A, 144A, 5.0%, 7/1/2035	5,000,000	5,879,850
Series A, 144A, 5.0%, 7/1/2047	10,000,000	11,597,700
Puerto Rico, Commonwealth of Public Improvement, Series A, 5.0%, 7/1/2041* (b)	1,955,000	1,527,344
Puerto Rico, Electric Power Authority Revenue:
Series TT, 5.0%, 7/1/2025* (b)	920,000	830,300
Series XX, 5.25%, 7/1/2040* (b)	4,000,000	3,620,000
Series WW, 5.5%, 7/1/2038* (b)	2,900,000	2,631,750
Puerto Rico, GDB Debt Recovery Authority, 7.5%, 8/20/2040	9,080,717	7,764,013

Puerto Rico, General Obligation, Series A, 8.0%, 7/1/2035* (b)	2,500,000	1,946,875
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	20,000,000	6,148,800
Series A-1, Zero Coupon, 7/1/2051	17,906,000	3,942,364
Series A-1, 4.75%, 7/1/2053	6,800,000	7,421,724
Series A-1, 5.0%, 7/1/2058	4,000,000	4,430,160
		58,793,590
Total Municipal Bonds and Notes (Cost $909,422,542)		967,819,819

Underlying Municipal Bonds of Inverse Floaters (e) 6.3%
Florida 2.2%
Florida, Airport Facilities Revenue, Series B, 4.0%, 9/1/2044 (f)	10,000,000	11,052,500
Trust: Airport Facilities Revenue, Series XM0780, 144A, 13.99%, 9/1/2027, Leverage Factor at purchase date: 4 to 1
Miami-Dade County, FL, Transit Sales Surtax Revenue, Series A, 4.0%, 7/1/2049 (f)	10,000,000	11,462,475
Trust: Transit Sales Surtax Revenue, Series XM0901, 144A, 14.26%, 7/1/2028, Leverage Factor at purchase date: 4 to 1
		22,514,975
Michigan 1.2%
Michigan, State Building Authority Revenue, Facilities Program, Series I, 5.0%, 4/15/2034 (f)	10,000,000	11,832,200
Trust: State Building Authority Revenue, Series XM0123, 144A, 13.528%, 10/15/2023, Leverage Factor at purchase date: 3 to 1
New York 1.1%
New York, State Thruway Authority General Revenue, Series B, 4.0%, 1/1/2053 (f)	10,000,000	11,192,625
Trust: State Thruway Authority General Revenue, Series XM0880, 144A, 13.48%, 1/1/2028, Leverage Factor at purchase date: 4 to 1
Washington 1.8%
Washington, State General Obligation, Series A-1, 5.0%, 8/1/2037 (f)	15,000,000	17,586,600
Trust: State General Obligation, Series XM0127, 144A, 17.9%, 8/1/2023, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $60,989,341)		63,126,400

Other Municipal Related 0.0%
Illinois
Illinois, State Finance Authority Revenue, Park Place of Elmhurst Project, Series C, 2.0%, 5/15/2055 * (Cost $7,707)	900,000	27,000

Government & Agency Obligations 0.5%
U.S. Treasury Obligations
U.S. Treasury Note, 0.875%, 11/15/2030 (Cost $4,894,899)	5,000,000	4,740,625
	Shares	Value ($)

Open-End Investment Companies 0.1%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.01% (g) (Cost $942,676)	941,885	941,979

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $976,257,165)	103.5	1,036,655,823
Floating Rate Notes (e)	(4.0)	(40,420,000)
Other Assets and Liabilities, Net	0.5	5,050,677
Net Assets	100.0	1,001,286,500
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of February 28, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(b)	Defaulted security or security for which income has been deemed uncollectible.
(c)	Variable or floating rate security. These securities are shown at their current rate as of February 28, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(d)	When-issued security.
(e)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(f)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
(g)	Current yield; not a coupon rate.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$1,030,973,219	$—	$1,030,973,219
Government & Agency Obligations	—	4,740,625	—	4,740,625
Open-End Investment Companies	941,979	—	—	941,979
Total	$941,979	$1,035,713,844	$—	$1,036,655,823
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSHYTFF-PH3
R-080548-1 (1/23)